UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Consolidated Statement Of Comprehensive Income Abstract
Loss for the period	$ (14,764)	$ (10,074)
Items that will be reclassified subsequently to profit or loss
Foreign exchange translation differences	(365)	5
Other comprehensive income/(loss):	(365)	5
Total Comprehensive Loss (all attributable to owners of the parent)	$ (15,129)	$ (10,069)